GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL	GOODWILL
The Company allocated goodwill acquired in the Obagi Merger to its Obagi Medical reporting unit and goodwill acquired in the Milk Transaction to its Milk Makeup reporting unit. The fair value of each reporting unit was determined as of the Closing Date as part of the Business Combination (see “Note 3. Business Combinations”). The following table presents changes in goodwill by reportable segment:

(In thousands)	Obagi Medical	Milk Makeup	Total Goodwill
Balance as of December 31, 2022	$199,548	$135,072	$334,620
Balance as of December 31, 2023	$199,548	$135,072	$334,620
Impairment loss	(5,031)	—	$(5,031)
Balance as of December 31, 2024	$194,517	$135,072	$329,589
The Company evaluates goodwill for impairment on an annual basis on October 1st and at an interim date if indicators of a potential impairment exist. The goodwill impairment test is conducted at the reporting unit level. The fair value of the Company’s reporting units is determined using a combination of the discounted cash flow method under the income approach and the guideline public company method under the market approach. Fair value estimates result from a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions that have been deemed reasonable by management as of the measurement date. Under the discounted cash flow method, fair value is determined by discounting the estimated future cash flows of each reporting unit, which includes the Company’s most recent projected long-term financial forecasts for revenue, earnings, capital expenditures, and working capital. The discount rate used is intended to reflect the risks inherent in the future cash flows of the respective reporting unit. Under the guideline public company method, fair value is estimated using market multiples of various financial metrics observed for the reporting unit’s comparable public companies.
Immediately after the Business Combination (see “Note 3. Business Combinations”), the Company concluded that qualitative factors and relevant events and circumstances indicated it was more likely than not that the fair value of the Obagi Medical reporting unit was less than its carrying amount. Therefore, the Company performed a quantitative goodwill impairment test for the associated reporting unit. As a result, during the period ended December 31, 2022, the Company recorded a non-cash impairment charge of $68.7 million within the Obagi Medical reporting unit. The annual impairment test performed for fiscal 2022 did not indicate a further impairment of goodwill at the time it was performed.
The annual impairment test performed for fiscal 2023 did not indicate an impairment of goodwill at the time it was performed.
The Company performed its annual goodwill impairment analysis using the qualitative approach on October 1, 2024, and the analysis concluded that qualitative factors and relevant events and circumstances indicated it was more likely than not that the fair value of the Obagi Medical reporting unit was less than its carrying amount. Therefore, the Company performed a quantitative goodwill impairment test for the associated reporting unit. As a result, during the year ended December 31, 2024, the Company recorded a non-cash impairment charge of $5.0 million within the Obagi Medical reporting unit.
The Company performed a qualitative review of the Milk Makeup reporting unit on October 1, 2024, which did not indicate that the fair value of the reporting unit was less than the carrying value. On that basis, management concluded that there was no change in the fair value. As a result, the goodwill balance for the Milk Makeup reporting unit has not changed.
Changes in market conditions, laws and regulations, and key assumptions made in future qualitative or quantitative assessments, such as expected cash flows, competitive factors, discount rates, and value indications from market transactions, could negatively impact the results of future impairment testing and could result in the recognition of additional future impairment charges.